S000022496 [Member] Expense Example - iShares MSCI All Country Asia ex Japan ETF - iShares MSCI All Country Asia ex Japan ETF	Jul. 31, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 74
Expense Example, with Redemption, 3 Years	230
Expense Example, with Redemption, 5 Years	401
Expense Example, with Redemption, 10 Years	$ 894